Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2020
Related party transactions [abstract]
Schedule of company's senior management

Name	Date of birth	Position	In the position since
Alejandro G. Elsztain	03/31/1966	Chief Executive Officer	2002
Daniel R. Elsztain	12/22/1972	Chief Operating Officer	2011
Matias Gaivironsky	02/23/1976	Chief Financial and Administrative Officer	2011
Arnaldo Jawerbaum	08/13/1966	Chief Commercial Officer	2020
Jorge Cruces	11/07/1966	Chief Investment Officer	2020

Schedule of balances with related parties
Item	06.30.20	06.30.19
Trade and other receivables	4,826,604	6,063,813
Investments in financial assets	5,570,841	4,554,854
Trade and other payables	(1,495,540)	(432,206)
Total	8,901,905	10,186,461

Related parties	06.30.20	06.30.19	Description of transaction
IRSA Inversiones y Representaciones Sociedad Anónima (IRSA)	-	5,409,475	Advances
	(1,107,293)	-	Received advances
	3,179,786	2,308,983	Non-convertible notes
	2,612,655	-	Loans granted
	141,785	121,379	Other credits
	56,695	80,832	Corporate services
	12,448	17,791	Equity incentive plan
	9,669	6,809	Reimbursement of expenses
	10,014	926	Leases and/or rights to use space
	(886)	(587)	Reimbursement of expenses to pay
	(14,609)	(20,880)	Equity incentive plan to pay
	85	-	Lease collections
	-	(188)	Lease collections to pay
Total direct parent company	4,900,349	7,924,540
Cresud S.A.CI.F. y A.	1,581,368	1,622,614	Non-convertible notes
	(2,546)	(3,639)	Equity incentive plan to pay
	1,611	-	Leases and/or rights to use space
	(1,000)	(38,411)	Reimbursement of expenses to pay
	(181,517)	(123,535)	Corporate services to pay
Total direct parent company of IRSA	1,397,916	1,457,029
La Rural S.A.	203,993	364,801	Dividends
	5,623	38,513	Leases and/or rights to use space
	(790)	-	Leases and/or rights to use space to pay
	73,441	-	Other credits
	(55)	(3,959)	Reimbursement of expenses to pay
TGLT S.A.	8,814	-	Other credits
Other associates and joint ventures	-	7,291	Leases and/or rights to use space
	(41)	-	Lease collections to pay
	1,370	610	Reimbursement of expenses
	8,961	3	Management fee
	(851)	(553)	Leases and/or rights to use space to pay
Total associates and joint ventures of IRSA Propiedades Comerciales	300,465	406,706
Directors	(12)	(17)	Reimbursement of expenses to pay
	(126,417)	(189,859)	Fees
Total Directors	(126,429)	(189,876)
IRSA International LLC	269,520	-	Loans granted
	146	-	Other credits
Epsilon Opportunities LP	809,687	623,257	Mutual funds
Tyrus S.A.	1,392,091	-	Loans granted
Centro Comercial Panamericano S.A.	7	10	Reimbursement of expenses
	(35,647)	-	Other payables
OFC S.R.L.	790	834	Other credits
	(20,400)	(29,156)	Other payables
Exportaciones Agroindustriales Argentinas S.A.	-	(16,533)	Other payables
Others	6,578	8,897	Reimbursement of expenses
	6,938	5,336	Leases and/or rights to use space
	214	306	Advertising space
	(1,380)	-	Other payables
	3,156	-	Other credits
	(33)	(2,448)	Leases and/or rights to use space to pay
	(1,588)	(34)	Reimbursement of expenses to pay
	(475)	(2,407)	Legal services
Total others	2,429,604	588,062
Total at the end of the year	8,901,905	10,186,461

Schedule of results with related parties

Related parties	06.30.20	06.30.19	06.30.18	Description of transaction
IRSA Inversiones y Representaciones Sociedad Anónima (IRSA)	63,752	85,269	90,252	Corporate services
	520,208	14,562	42,215	Financial operations
	712	10,349	2,401	Leases and/or rights to use space
	284	373	420	Commissions
Total direct parent company	584,956	110,553	135,288
Cresud S.A.CI.F. y A.	223,849	37,739	367,635	Financial operations
	11,561	7,615	5,280	Leases and/or rights to use space
	(353,334)	(404,915)	(420,215)	Corporate services
Total direct parent company of IRSA	(117,924)	(359,561)	(47,300)
La Rural S.A.	-	37,664	32,296	Leases and/or rights to use space
	-	-	29,078	Dividends accrued
	-	-	4,459	Financial operations
TGLT S.A.	36,234	-	-	Financial operations
Others associates and joint ventures	13,900	342	10,621	Fees
	-	(855)	1,859	Financial operations
	345	-	(1,323)	Leases and/or rights to use space
	-	-	31	Corporate services
Total associates and joint ventures of IRSA Propiedades Comerciales	50,479	37,151	77,021
Directors	(334,937)	(390,516)	(423,712)	Fees
Senior Management	(22,411)	(24,641)	(25,062)	Fees
Total Directors	(357,348)	(415,157)	(448,774)
Banco de Crédito y Securitización	50,978	54,934	43,376	Leases and/or rights to use space
BHN Vida S.A	9,914	11,065	8,377	Leases and/or rights to use space
BHN Seguros Generales S.A.	9,766	11,202	8,518	Leases and/or rights to use space
IRSA Internacional LLC	50,155	-	-	Financial operations
Tarshop S.A.	58	58,171	40,233	Leases and/or rights to use space
	54	1,056	849	Commissions
Estudio Zang, Bergel & Viñes	(18,906)	(20,419)	(25,615)	Fees
Others	5,478	5,019	5,620	Leases and/or rights to use space
	3,976	-	-	Financial operations
	-	44	-	Purchase of tax credits
	-	-	66	Commissions
	-	-	(4,622)	Donations
Total others	111,473	121,072	76,802
Total at the end of the year	271,636	(505,942)	(206,963)

Schedule of transactions with related parties
Related parties	06.30.20	06.30.19	Description of transaction
Quality Invest S.A.	47,219	72,652	Irrevocable contributions granted
Total irrevocables contributions	47,219	72,652
Nuevo Puerto Santa Fe	38,319	14,954	Dividends received
La Rural S.A	-	430,458	Dividends received
Total dividends received	38,319	445,412
IRSA Inversiones y Representaciones S.A.	641,447	868,733	Dividends granted
Cresud S.A.	11,581	-	Dividends granted
E-commerce Latina S.A.	9,610	1,028	Dividends granted
Tyrus S.A.	131	166	Dividends granted
Total dividends granted	662,769	869,927
Tarshop S.A.	-	177,137	Sale of shares
Total sale of shares	-	177,137
TGLT S.A.	2,175,110	-	Shares purchase
Total shares purchase	2,175,110	-